Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (616,627)	$ (179,176)
Property, plant and equipment, net	2,619,696	758,302
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	930,695
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	687,040	601,907
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	561,918	180,293
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,056,670	$ 155,278